Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Condensed Statements of Comprehensive Income [Line Items]
General and administrative expenses	$ (3,325,805)	$ (3,308,445)	$ (7,640,065)
Share of profit in subsidiaries, net (Note a)	428,620	3,023,065	12,060,619
Other income	567,220	477,909	34,874
(Loss) income before income tax	(2,329,965)	192,529	4,455,428
Provision for income tax
Net (loss)income	(2,329,965)	192,529	4,455,428
Other comprehensive income
Foreign currency translation loss	(355,308)	(3,440,346)	(1,780,331)
Comprehensive (loss) income	$ (2,685,273)	$ (3,247,817)	$ 2,675,097